Loans	6 Months Ended
Jun. 30, 2015
Loans [Abstract]
Loans

Note 6. Loans

The Company originates loans for sale to other financial institutions which issue commercial mortgage backed securities or to secondary government guaranteed loan markets.  The Company has elected fair value treatment for these loans to better reflect the economics of the transactions.  At June 30, 2015, the fair value of these loans held for sale was $284.5 million and the unpaid principal balance was $278.9 million.  Included in the gain on sale of loans in the Statement of Operations were gains recognized from changes in the fair value of $1.3 million for the six months ended June 30, 2015.  There were no amounts of changes in fair value related to credit risk.  Intterest earned on loans held for sale during the period held are recorded in Interest Income-Loans, including fees on the Statement of Operations..

The Company analyzes credit risk prior to making loans on an individual loan basis.  The Company considers relevant aspects of the borrowers’ financial position and cash flow, past borrower performance, managements’s knowledge of market conditions, collateral and the ratio of loan amounts to estimated collateral value in making its credit determinations.

Major classifications of loans, excluding loans held for sale, are as follows (in thousands):

	June 30,	December 31,
	2015	2014

SBA non real estate	$ 63,390	$ 62,425
SBA commercial mortgage	85,234	82,317
SBA construction	16,977	20,392
Total SBA loans	165,601	165,134
Direct lease financing	222,169	194,464
SBLOC	512,269	421,862
Other specialty lending	32,118	48,625
Other consumer loans	27,044	36,168
	959,201	866,253
Unamortized loan fees and costs	8,832	8,340
Total loans, net of deferred loan costs	$ 968,033	$ 874,593

Included in the table above are demand deposit overdrafts reclassified as loan balances totaling $1.7 million and $1.8 million at June 30, 2015 and December 31, 2014, respectively.  Overdraft charge-offs and recoveries are reflected in the allowance for loan and lease losses.

The following table provides information about impaired loans at June 30, 2015 and December 31, 2014 (in thousands):

	Recorded investment	Unpaid principal balance	Related allowance	Average recorded investment	Interest income recognized
June 30, 2015
Without an allowance recorded
SBA non real estate	$ 263	$ 263	$ -	$ 205	$ -
Consumer - other	338	338	-	342	-
Consumer - home equity	861	1,257	-	1,078	-
With an allowance recorded					-
SBA non real estate	976	976	259	710	-
Consumer - other	-	-	-	-	-
Consumer - home equity	750	750	750	970	-
Total
SBA non real estate	1,239	1,239	259	915	-
Consumer - other	338	338	-	342	-
Consumer - home equity	1,611	2,007	750	2,048	-

December 31, 2014
Without an allowance recorded
SBA non real estate	$ -	$ -	$ -	$ -	$ -
Consumer - other	346	346	-	139
Consumer - home equity	827	927	-	1,043	-
With an allowance recorded
SBA non real estate	197	197	40	967	-
Consumer - other	-	-	-	369
Consumer - home equity	1,080	1,080	271	885	-
Total
SBA non real estate	197	197	40	967	-
Consumer - other	346	346	-	508	-
Consumer - home equity	1,907	2,007	271	1,928	-

The following tables summarize the Company’s non-accrual loans, loans past due 90 days and still accruing and other real estate owned for the periods indicated (the Company had no non-accrual leases at June 30, 2015,  June 30, 2014, or December 31, 2014 (in thousands):

	June 30,	June 30,	December 31,
	2015	2014	2014
		(restated)
Non-accrual loans
SBA non real estate	$ 1,055	$ 1,233	$ -
Consumer	1,611	2,180	1,907
Total non-accrual loans	2,666	3,413	1,907

Loans past due 90 days or more	620	119	149
Total non-performing loans	3,286	3,532	2,056
Other real estate owned	-	-	-
Total non-performing assets	$ 3,286	$ 3,532	$ 2,056

The Company’s loans that were modified as of June 30, 2015 and December 31, 2014 and considered troubled debt restructurings are as follows (dollars in thousands):

	June 30, 2015			December 31, 2014
	Number	Pre-modification recorded investment	Post-modification recorded investment	Number	Pre-modification recorded investment	Post-modification recorded investment
SBA non real estate	1	$ 184	$ 184	1	$ 197	$ 197
SBA commercial mortgage	4	16,998	16,998	-	-	-
Consumer	2	443	443	1	346	346
Total	7	$ 17,625	$ 17,625	2	$ 543	$ 543

The balances below provide information as to how the loans were modified as troubled debt restructurings loans as of June 30, 2015 and December 31, 2014 (in thousands):

	June 30, 2015			December 31, 2014
	Adjusted interest rate	Extended maturity	Combined rate and maturity	Adjusted interest rate	Extended maturity	Combined rate and maturity
SBA non real estate	$ -	$ 184	$ -	$ -	$ 197	$ -
SBA commercial mortgage	-	14,050	2,948	-	-	-
Consumer	-	338	105	-	346	-
Total	$ -	$ 14,572	$ 3,053	$ -	$ 543	$ -

As of June 30, 2015,  there were no loans that had been restructured within the last 12 months that have subsequently defaulted.

As of June 30, 2015 and December 31, 2014, the Company had no commitments to lend additional funds to loan customers whose loan terms have been modified in troubled debt restructurings.

A detail of the changes in the allowance for loan and lease losses by loan category is as follows (in thousands):

	SBA non real estate	SBA commercial mortgage	SBA construction	Direct lease financing	SBLOC	Other specialty lending	Other consumer loans	Unallocated	Total
June 30, 2015
Beginning balance	$ 385	$ 461	$ 114	$ 836	$ 562	$ 66	$ 1,181	$ 33	$ 3,638
Charge-offs	(65)	-	-	(9)	-	-	(393)	-	(467)
Recoveries	-	-	-	-	-	-	6	-	6
Provision (credit)	576	(159)	(23)	41	112	21	638	(31)	1,175
Ending balance	$ 896	$ 302	$ 91	$ 868	$ 674	$ 87	$ 1,432	$ 2	$ 4,352

Ending balance: Individually evaluated for impairment	$ 242	$ -	$ -	$ -	$ -	$ -	$ 767	$ -	$ 1,009

Ending balance: Collectively evaluated for impairment	$ 654	$ 302	$ 91	$ 868	$ 674	$ 87	$ 665	$ 2	$ 3,343

Loans:
Ending balance	$ 63,390	$ 85,234	$ 16,977	$ 222,169	$ 512,269	$ 32,118	$ 27,044	$ 8,832	$ 968,033

Ending balance: Individually evaluated for impairment	$ 976	$ -	$ -	$ -	$ -	$ -	$ 2,212	$ -	$ 3,188

Ending balance: Collectively evaluated for impairment	$ 62,414	$ 85,234	$ 16,977	$ 222,169	$ 512,269	$ 32,118	$ 24,832	$ 8,832	$ 964,845

December 31, 2014
Beginning balance (restated)	$ 419	$ 496	$ -	$ 311	$ 293	$ 1	$ 2,361	$ -	$ 3,881
Charge-offs	(307)	-	-	(323)	(3)	-	(871)	-	(1,504)
Recoveries	12	-	-	25	-	-	22	-	59
Provision (credit)	261	(35)	114	823	272	65	(331)	33	1,202
Ending balance	$ 385	$ 461	$ 114	$ 836	$ 562	$ 66	$ 1,181	$ 33	$ 3,638

Ending balance: Individually evaluated for impairment	$ 40	$ -	$ -	$ -	$ -	$ -	$ 271	$ -	$ 311

Ending balance: Collectively evaluated for impairment	$ 345	$ 461	$ 114	$ 836	$ 562	$ 66	$ 910	$ 33	$ 3,327

Loans:
Ending balance	$ 62,425	$ 82,317	$ 20,392	$ 194,464	$ 421,862	$ 48,625	$ 36,168	$ 8,340	$ 874,593

Ending balance: Individually evaluated for impairment	$ 197	$ -	$ -	$ -	$ -	$ -	$ 2,253	$ -	$ 2,450

Ending balance: Collectively evaluated for impairment	$ 62,228	$ 82,317	$ 20,392	$ 194,464	$ 421,862	$ 48,625	$ 33,915	$ 8,340	$ 872,143

June 30, 2014 (restated)
Beginning balance	$ 419	$ 496	$ -	$ 311	$ 293	$ 1	$ 2,361	$ -	$ 3,881
Charge-offs	-	-	-	(1)	-	-	(548)	-	(549)
Recoveries	-	-	-	-	-	-	20	-	20
Provision (credit)	235	(5)	52	678	74	54	967	393	2,448
Ending balance	$ 654	$ 491	$ 52	$ 988	$ 367	$ 55	$ 2,800	$ 393	$ 5,800

Ending balance: Individually evaluated for impairment	$ 385	$ -	$ -	$ -	$ -	$ -	$ 607	$ -	$ 992

Ending balance: Collectively evaluated for impairment	$ 269	$ 491	$ 52	$ 988	$ 367	$ 55	$ 2,193	$ 393	$ 4,808

Loans:
Ending balance	$ 53,046	$ 86,600	$ 4,748	$ 181,007	$ 319,854	$ 42,209	$ 47,884	$ 5,399	$ 740,747

Ending balance: Individually evaluated for impairment	$ 1,307	$ -	$ -	$ -	$ -	$ -	$ 2,969	$ -	$ 4,276

Ending balance: Collectively evaluated for impairment	$ 51,739	$ 86,600	$ 4,748	$ 181,007	$ 319,854	$ 42,209	$ 44,915	$ 5,399	$ 736,471

The Company did not have loans acquired with deteriorated credit quality at either June 30, 2015 or December 31, 2014.

A detail of the Company’s delinquent loans by loan category is as follows (in thousands):

	30-59 Days	60-89 Days	Greater than		Total		Total
June 30, 2015	past due	past due	90 days	Non-accrual	past due	Current	loans
SBA non real estate	$ -	$ -	$ -	$ 792	$ 792	$ 62,598	$ 63,390
SBA commercial mortgage	-	-	-	-	-	85,234	85,234
SBA construction	-	-	-	-	-	16,977	16,977
Direct lease financing	4,319	662	516	-	5,497	216,672	222,169
SBLOC	-	-	-	-	-	512,269	512,269
Other specialty lending	-	-	-	-	-	32,118	32,118
Consumer - other	1	-	-	-	1	5,659	5,660
Consumer - home equity	74	-	104	1,874	2,052	19,332	21,384
Unamortized loan fees and costs	-	-	-	-	-	8,832	8,832
	$ 4,394	$ 662	$ 620	$ 2,666	$ 8,342	$ 959,691	$ 968,033

	30-59 Days	60-89 Days	Greater than		Total		Total
December 31, 2014	past due	past due	90 days	Non-accrual	past due	Current	loans
SBA non real estate	$ -	$ -	$ -	$ -	$ -	$ 62,425	$ 62,425
SBA commercial mortgage	-	-	-	-	-	82,317	82,317
SBA construction	-	-	-	-	-	20,392	20,392
Direct lease financing	5,083	1,832	149	-	7,064	187,400	194,464
SBLOC	-	-	-	-	-	421,862	421,862
Other specialty lending	-	-	-	-	-	48,625	48,625
Consumer - other	9	-	-	-	9	8,654	8,663
Consumer - home equity	-	457	-	1,907	2,364	25,141	27,505
Unamortized loan fees and costs	-	-	-	-	-	8,340	8,340
	$ 5,092	$ 2,289	$ 149	$ 1,907	$ 9,437	$ 865,156	$ 874,593

The Company evaluates its loans under an internal loan risk rating system as a means of identifying problem loans.  The following table provides information by credit risk rating indicator for each segment of the loan portfolio, excluding loans held for sale, at the dates indicated (in thousands):

June 30, 2015	Pass	Special mention	Substandard	Doubtful	Loss	Unrated subject to review *	Unrated not subject to review *	Total loans
SBA non real estate	$ 61,729	$ -	$ 976	$ -	$ -	$ 1,595	$ (910)	$ 63,390
SBA commercial mortgage	63,754	-	-	-	-	3,591	17,889	85,234
SBA construction	13,663	-	-	-	-	1,481	1,833	16,977
Direct lease financing	78,123	-	519	-	-	4,013	139,514	222,169
SBLOC	188,239	-	-	-	-	6,210	317,820	512,269
Other specialty lending	30,328	-	-	-	-	-	1,790	32,118
Consumer	7,171		3,176	-	-	-	16,697	27,044
Unamortized loan fees and costs	-	-	-	-	-	-	8,832	8,832
	$ 443,007	$ -	$ 4,671	$ -	$ -	$ 16,890	$ 503,465	$ 968,033

December 31, 2014
SBA non real estate	$ 49,214	$ -	$ 197	$ -	$ -	$ 669	$ 12,345	$ 62,425
SBA commercial mortgage	59,086	-	-	-	-	965	22,266	82,317
SBA construction	18,911	-	-	-	-	-	1,481	20,392
Direct lease financing	58,994	-	99	-	-	-	135,371	194,464
SBLOC	142,286	-	-	-	-	57,360	222,216	421,862
Other specialty lending	46,990	-	-	-	-	-	1,635	48,625
Consumer	14,196	346	1,907	-	-	73	19,646	36,168
Unamortized loan fees and costs	-	-	-	-	-	-	8,340	8,340
	$ 389,677	$ 346	$ 2,203	$ -	$ -	$ 59,067	$ 423,300	$ 874,593

* Unrated loans consist of performing loans which did not exhibit any negative characteristics which would require the loan to be evaluated, or fell below the dollar threshold requiring review under the Bank’s internal policy and are not loans otherwise selected in ongoing portfolio evaluation.  The scope of the Bank’s loan review policy encompasses commercial and construction loans and leases which singly, or in aggregate for loans to related borrowers, exceed $3.0 million.  The loan portfolio review coverage was approximately 46% at June 30, 2015 and approximately 45% at December 31, 2014.  As a result of transferring loans into “Discontinued Operations” (see Note 15), management is currently assessing the review scope for the remaining portfolio to ensure appropriate coverage levels are maintained.  This review is performed by the loan review department, which is independent of the loan origination department and reports directly to the audit committee.  Potential problem loans, which are identified by either the independent loan review department or line management, are reviewed.    Adversely classified loans are reviewed quarterly by the independent loan review function of the Bank. Additionally, all loans are subject to ongoing monitoring by portfolio managers and loan officers.  Also, many of the Bank’s loans are relatively short term, and are subject to reconsideration with a full review in loan committee between one and three years after the loan is made and after the prior review.